Revolving Loan And Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 13,489,735	$ 10,921,780
Less current maturity of bank note payable	1,428,571	1,237,816
Total long-term debt	12,061,164	9,683,964
Notes Payable, Bank [Member]
Debt Instrument [Line Items]
Total debt	13,044,379	10,110,137
Notes Payable, Other [Member]
Debt Instrument [Line Items]
Total debt	445,356	811,643
Term Loan [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 31, 2017
Quarterly payable	$ 357,143
Frequency of payment	quarterly	quarterly	quarterly
Advancing Term Loan [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 31, 2015
Frequency of payment	quarterly	quarterly	quarterly
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 31, 2015
Frequency of payment	quarterly	quarterly	quarterly